Document and Entity Information (USD $)	12 Months Ended
	Nov. 30, 2013	Feb. 25, 2014	May 31, 2013
Document And Entity Information
Entity Registrant Name	TAP RESOURCES, INC.
Entity Central Index Key	0001407343
Document Type	S-1
Document Period End Date	Nov. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--11-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 20,451,692
Entity Common Stock, Shares Outstanding		90,280,920
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013